Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 24,096	$ 24,548
Other receivables	3,547	3,570
Accounts receivable	$ 27,643	$ 28,118